Investment Objectives and Goals	Dec. 31, 2025
PGIM Nasdaq-100 Buffer 12 ETF - January
Prospectus [Line Items]
Objective, Primary [Text Block]	The Fund’s investment objective is to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1 up to a predetermined upside cap while providing a downside buffer against the first 12% (before fees and expenses) of the Invesco QQQ TrustSM, Series 1 losses over the one-year Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period January 1, 2026 through December 31, 2026 is 16.90% (before fees and expenses).